Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 1,290,812	¥ 1,338,444
Financial effect of collateral and other credit enhancements	¥ 333,383	¥ 457,358